Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Detail) - USD ($) $ in Thousands		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 87,431		$ 127,898		$ 108,153	$ 105,633
Investment in fixed deposits		11,209		9,196
Investment in Mutual Funds		145,635		167,844
Trade receivables		124,570		113,107
Unbilled revenue		107,695	[1]	99,192	[2]
Funds held for clients		6,853		9,411
Prepayments and other assets		9,100	[3]	6,357	[4]
Other non-current assets		16,589	[5]	15,920	[6]
Derivative assets		7,761		9,054
Total carrying value		516,843		557,979
Trade payables		24,971		25,397
Long-term debt (includes current portion)	[7]	139,830	[8]	174,381	[9]
Short term line of credit		40,000
Other employee obligations		98,757	[10]	100,148	[11]
Provision and accrued expenses		31,180		41,761
Lease liabilities		190,145		198,982		$ 166,994
Other liabilities		24,914	[12]	48,603	[13]
Derivative liabilities		4,526		9,918
Total carrying value		554,323		599,190
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		24,971		25,397
Long-term debt (includes current portion)		139,830	[8]	174,381	[9]
Short term line of credit		40,000
Other employee obligations		98,757	[10]	100,148	[11]
Provision and accrued expenses		31,180		41,761
Lease liabilities		190,145		198,982
Other liabilities		4,404	[12]	6,347	[13]
Total carrying value		529,287		547,016
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities		20,510	[12]	42,256	[13]
Derivative liabilities		1,153		409
Total carrying value		21,663		42,665
Financial liabilities at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		3,373		9,509
Total carrying value		3,373		9,509
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		24,971		25,397
Long-term debt (includes current portion)		139,830	[8]	174,381	[9]
Short term line of credit		40,000
Other employee obligations		98,757	[10]	100,148	[11]
Provision and accrued expenses		31,180		41,761
Lease liabilities		190,145		198,982
Other liabilities		24,914	[12]	48,603	[13]
Derivative liabilities		4,526		9,918
Total carrying value		554,323		599,190
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		87,431		127,898
Investment in fixed deposits		11,209		9,196
Trade receivables		124,570		113,107
Unbilled revenue		107,695	[1]	99,192	[2]
Funds held for clients		6,853		9,411
Prepayments and other assets		9,100	[3]	6,357	[4]
Other non-current assets		16,589	[5]	15,920	[6]
Total carrying value		363,447		381,081
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Mutual Funds		145,635		167,844
Derivative assets		560		1,424
Total carrying value		146,195		169,268
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		7,201		7,630
Total carrying value		7,201		7,630
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		87,431		127,898
Investment in fixed deposits		11,209		9,196
Investment in Mutual Funds		145,635		167,844
Trade receivables		124,570		113,107
Unbilled revenue		107,695	[1]	99,192	[2]
Funds held for clients		6,853		9,411
Prepayments and other assets		9,100	[3]	6,357	[4]
Other non-current assets		16,589	[5]	15,920	[6]
Derivative assets		7,761		9,054
Total carrying value		$ 516,843		$ 557,979

[1]	Excluding non-financial assets $82.
[2]	Excluding non-financial assets $593.
[3]	Excluding non-financial assets $21,310.
[4]	Excluding non-financial assets $27,494.
[5]	Excluding non-financial assets $42,459.
[6]	Excluding non-financial assets $33,689.
[7]	Before netting off debt issuance cost of $626 and $975 as at March 31, 2024 and March 31, 2023, respectively.
[8]	Excluding non-financial asset (unamortized debt issuance cost) $626.
[9]	Excluding non-financial asset (unamortized debt issuance cost) $975.
[10]	Excluding non-financial liabilities $31,237.
[11]	Excluding non-financial liabilities $27,237.
[12]	Excluding non-financial liabilities $8,837.
[13]	Excluding non-financial liabilities $12,903.